Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Loan Commitments and Other Related Activities [Abstract]
Contractual amounts of financial instruments with off-balance-sheet risk

	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate

Commitments to make loans	$777	$1,852	$93	$981
Unused lines of credit	4,787	25,484	6,367	21,037
Standby letters of credit	213	1,692	286	2,109

Total	$5,777	$29,028	$6,746	$24,127